Net Loss Per Common Share - Additional Information (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive Securities Excluded from Computation of Diluted Net Loss Per Share	5,945,000	4,647,000
Common stock outstanding stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive Securities Excluded from Computation of Diluted Net Loss Per Share	5,945,000	4,647,000	4,234,000	3,818,000